INCOME TAX - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) item $ / item	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of income tax [Line Items]
Applicable tax rate	33.00%	37.00%	40.00%
Unaccounted deferred tax liabilities	$ 10,176,800	$ 8,231,985
Minimum
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit	20.00%
Maximum
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit	30.00%
Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 107,166	121,832	$ 94,692	$ 104,156
Tax contingent liability | Not later than one year [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability		3,006
Tax contingent liability | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	33,869	27,968
Tax contingent liability | Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	36,049	30,478
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal	63,849
Income tax recovery	50,316
Banco de Occidente S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	7,358	6,095
Banco Popular S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal	24,914
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Income tax recovery	17,812
Corporacion Financiera Colombiana S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability		2,392
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Income tax recovery		109,632
Banco de Bogota S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 99,808	$ 113,345
Bogota Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate				0.00%
Colombia
Disclosure of income tax [Line Items]
Applicable tax rate	33.00%	33.00%	34.00%
Tax rate of special free zone	20.00%	20.00%	20.00%
Tax rate on presumptive income	1.50%	3.50%	3.50%
Number of units of tax value | item	120,000
Units of Tax value | $ / item	35,607
Probability percentage of industry and commerce tax paid	50.00%
Colombia | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate		32.00%
Percentage of reduction of presumptive income	0.50%
Colombia | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Applicable tax rate		31.00%
Percentage of reduction of presumptive income	0.00%
Colombia | Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%
Probability percentage of income tax paid	100.00%	100.00%	100.00%
Colombia | Surcharge
Disclosure of income tax [Line Items]
Applicable tax rate		4.00%	6.00%
Colombia | Surcharge | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate	4.00%
Colombia | Surcharge | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%
Colombia | Surcharge | Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%
Colombia | Capital gain Tax
Disclosure of income tax [Line Items]
Applicable tax rate		10.00%
Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Guatemala | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
El Salvador | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Honduras
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Costa Rica
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Nicaragua
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Peru | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	29.50%	29.50%	29.50%